--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                        U.S. Large Company Institutional
                                Index Portfolio

                                 Annual Report

                        Period Ending November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Statement of Assets and Liabilities.....................         2
    Statement of Operations.................................         3
    Statement of Changes in Net Assets......................         4
    Financial Highlights....................................         5
    Notes to Financial Statements...........................       6-7
    Report of Independent Accountants.......................         8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY
 SERIES
    Performance Chart.......................................         9
    Schedule of Investments.................................     10-14
    Statement of Assets and Liabilities.....................        15
    Statement of Operations.................................        16
    Statements of Changes in Net Assets.....................        17
    Financial Highlights....................................        18
    Notes to Financial Statements...........................     19-20
    Report of Independent Accountants.......................        21

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                              U.S. Large Company  S&P 500 Index
                   Institutional Index Portfolio
Sep-99                                   $10,000        $10,000
Oct-99                                   $10,639        $10,633
Nov-99                                   $10,849        $10,849

         TOTAL                      FROM
         RETURN (%)             OCTOBER 1999
         -----------------------------------
                                    8.49

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company (Cost 50,984)++ at Value.........         $  55,888
Receivable for Fund Share Sold..............................               139
Receivable from Advisor.....................................                18
Prepaid Expenses and Other Assets...........................                 1
                                                                     ---------
    Total Assets............................................            56,046
                                                                     ---------
LIABILITIES:
Accrued Expenses............................................                20
Payable for Investment Securities Purchased.................               139
                                                                     ---------
    Total Liabilities.......................................               159
                                                                     ---------
NET ASSETS..................................................         $  55,887
                                                                     =========
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................         5,141,987
                                                                     =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....         $   10.87
                                                                     =========
NET ASSETS CONSIST OF:
Paid-In Capital.............................................         $  50,951
Undistributed Net Investment Income.........................                97
Accumulated Net Realized Loss...............................               (65)
Unrealized Appreciation of Investment Securities............             4,904
                                                                     ---------
    Total Net Assets........................................         $  55,887
                                                                     =========

--------------

++ The cost for federal income tax purposes is $50,987.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                       FOR THE PERIOD SEPTEMBER 23, 1999

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Received from The DFA Investment
    Trust Company...........................................         $  100
                                                                     ------

EXPENSES
  Administrative Services...................................              4
  Accounting & Transfer Agent Fees..........................              6
  Legal Fees................................................              2
  Audit Fees................................................              5
  Shareholders' Reports.....................................              5
  Directors' Fees and Expenses..............................              1
                                                                     ------
      Total Expenses........................................             23
  Fees Waived...............................................            (20)
                                                                     ------
      Net Expenses..........................................              3
                                                                     ------
  NET INVESTMENT INCOME.....................................             97
                                                                     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Loss on Investment Securities................            (65)

  Change in Unrealized Appreciation of Investment
    Securities..............................................          4,904
                                                                     ------

  NET GAIN ON INVESTMENT SECURITIES.........................          4,839
                                                                     ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $4,936
                                                                     ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                       FOR THE PERIOD SEPTEMBER 23, 1999

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $    97
  Net Realized Loss on Investment Securities................             (65)
  Change in Unrealized Appreciation of Investment
    Securities..............................................           4,904
                                                                     -------
      Net Increase in Net Assets Resulting from
       Operations...........................................           4,936
                                                                     -------
Distributions From:
  Net Investment Income.....................................              --
  Net Realized Gains........................................              --
                                                                     -------
      Total Distributions...................................              --
                                                                     -------
Capital Share Transactions (1):
  Shares Issued.............................................          51,116
  Shares Issued in Lieu of Cash Distributions...............              --
  Shares Redeemed...........................................            (165)
                                                                     -------
      Net Increase From Capital Share Transactions..........          50,951
                                                                     -------
      Total Increase........................................          55,887
NET ASSETS
  Beginning of Period.......................................              --
                                                                     -------
  End of Period.............................................         $55,887
                                                                     =======

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................           5,158
  Shares Issued in Lieu of Cash Distributions...............              --
  Shares Redeemed...........................................             (16)
                                                                     -------
                                                                       5,142
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                       FOR THE PERIOD SEPTEMBER 23, 1999

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period........................       $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................          0.02
  Net Gains on Securities (Realized and Unrealized).........          0.85
                                                                   -------
    Total from Investment Operations........................          0.87
                                                                   -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................            --
  Net Realized Gains........................................            --
                                                                   -------
    Total Distributions.....................................            --
                                                                   -------
Net Asset Value, End of Period..............................       $ 10.87
                                                                   =======
Total Return................................................          8.70%#

Net Assets, End of Period (thousands).......................       $55,887
Ratio of Expenses to Average Net Assets**...................          0.10%*(a)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses)**.............................          0.35%*(a)
Ratio of Net Investment Income to Average Net Assets........          1.20%*(a)
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)............          0.95%*(a)
Portfolio Turnover Rate.....................................           N/A
Portfolio Turnover Rate of Master Fund Series...............          4.27%(b)

--------------

  *  Annualized

 ** Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

  #  Non-Annualized

 (a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 (b) For the year ended November 30, 1999

N/A  Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of fifteen portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Feeder Fund.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from the DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1999, the Portfolio's Administrative Fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of 12 consecutive months. At November 30, 1999, approximately $20,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November, 2000.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................         $4,962
Gross Unrealized Depreciation............................            (61)
                                                                  ------
  Net....................................................         $4,901
                                                                  ======

    At November 30, 1999 the Portfolio had a capital loss carryover for federal income tax purposes of approximately $61,000, which will expire on November 30, 2007.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ending November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (constituting a portfolio within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the period September 23, 1999 (commencement of operations) through November 30, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. LARGE COMPANY SERIES  S&P 500 INDEX
Feb-93                               $10,000        $10,000
Mar-93                               $10,212        $10,215
Apr-93                                $9,959         $9,965
May-93                               $10,222        $10,234
Jun-93                               $10,243        $10,268
Jul-93                               $10,202        $10,219
Aug-93                               $10,580        $10,609
Sep-93                               $10,509        $10,530
Oct-93                               $10,724        $10,744
Nov-93                               $10,621        $10,643
Dec-93                               $10,756        $10,774
Jan-94                               $11,109        $11,135
Feb-94                               $10,808        $10,834
Mar-94                               $10,350        $10,363
Apr-94                               $10,485        $10,498
May-94                               $10,652        $10,669
Jun-94                               $10,401        $10,405
Jul-94                               $10,736        $10,750
Aug-94                               $11,177        $11,187
Sep-94                               $10,913        $10,917
Oct-94                               $11,155        $11,167
Nov-94                               $10,759        $10,758
Dec-94                               $10,918        $10,915
Jan-95                               $11,197        $11,198
Feb-95                               $11,636        $11,633
Mar-95                               $11,978        $11,977
Apr-95                               $12,322        $12,326
May-95                               $12,816        $12,813
Jun-95                               $13,118        $13,114
Jul-95                               $13,551        $13,550
Aug-95                               $13,584        $13,587
Sep-95                               $14,158        $14,156
Oct-95                               $14,104        $14,107
Nov-95                               $14,714        $14,728
Dec-95                               $14,996        $15,000
Jan-96                               $15,512        $15,516
Feb-96                               $15,644        $15,665
Mar-96                               $15,797        $15,815
Apr-96                               $16,028        $16,048
May-96                               $16,420        $16,462
Jun-96                               $16,488        $16,529
Jul-96                               $15,767        $15,794
Aug-96                               $16,089        $16,129
Sep-96                               $16,988        $17,035
Oct-96                               $17,454        $17,502
Nov-96                               $18,775        $18,830
Dec-96                               $18,398        $18,461
Jan-97                               $19,551        $19,608
Feb-97                               $19,696        $19,766
Mar-97                               $18,886        $18,944
Apr-97                               $20,006        $20,075
May-97                               $21,227        $21,308
Jun-97                               $22,169        $22,258
Jul-97                               $23,934        $24,025
Aug-97                               $22,603        $22,689
Sep-97                               $23,835        $23,933
Oct-97                               $23,046        $23,133
Nov-97                               $24,099        $24,205
Dec-97                               $24,509        $24,621
Jan-98                               $24,786        $24,894
Feb-98                               $26,573        $26,689
Mar-98                               $27,925        $28,056
Apr-98                               $28,202        $28,339
May-98                               $27,714        $27,851
Jun-98                               $28,845        $28,982
Jul-98                               $28,533        $28,675
Aug-98                               $24,427        $24,529
Sep-98                               $25,981        $26,101
Oct-98                               $28,067        $28,223
Nov-98                               $29,788        $29,933
Dec-98                               $31,551        $31,657
Jan-99                               $32,838        $32,981
Feb-99                               $31,807        $31,955
Mar-99                               $33,083        $33,233
Apr-99                               $34,347        $34,519
May-99                               $33,536        $33,705
Jun-99                               $35,387        $35,575
Jul-99                               $34,290        $34,465
Aug-99                               $34,112        $34,293
Sep-99                               $33,181        $33,353
Oct-99                               $35,288        $35,465
Nov-99                               $35,997        $36,185

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    MARCH 1993
         -----------------------------------------------------
                                 20.84     27.32      20.90

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.8%)
 *3COM Corp............................................       86,100   $    3,430,547
 *ADC Telecommunications, Inc..........................       35,900        1,915,041
 *AES Corp.............................................       49,300        2,856,319
 AFLAC, Inc............................................       64,000        3,064,000
 *AMR Corp.............................................       36,300        2,209,762
 AON Corp..............................................       61,600        2,198,350
 AT & T Corp...........................................      768,100       42,917,587
 Abbott Laboratories C.P...............................      365,700       13,896,600
 *Adaptec, Inc.........................................       24,800        1,336,875
 Adobe Systems, Inc....................................       29,400        2,018,494
 *Advanced Micro Devices, Inc..........................       35,300          997,225
 Aetna, Inc............................................       35,837        1,957,596
 Air Products & Chemicals, Inc.........................       55,200        1,787,100
 Alberto-Culver Co. Class B............................       13,400          352,587
 Albertson's Inc.......................................      101,133        3,229,935
 Alcan Aluminum, Ltd...................................       54,300        1,846,200
 Alcoa, Inc............................................       88,000        5,764,000
 Allegheny Teledyne, Inc...............................       22,850          575,534
 Allergan, Inc.........................................       15,900        1,564,162
 *Allied Waste Industries, Inc.........................       45,200          367,250
 AlliedSignal, Inc.....................................      132,200        7,907,212
 *Allstate Corp........................................      191,900        5,025,381
 Alltel Corp...........................................       73,100        6,323,150
 *Alza Corp............................................       24,500        1,058,094
 AmSouth Bancorporation................................       94,650        2,135,541
 Amerada Hess Corp.....................................       21,800        1,263,037
 Ameren Corp...........................................       32,900        1,139,162
 *America Online, Inc..................................      532,600       38,713,362
 American Electric Power Co., Inc......................       46,500        1,458,937
 American Express Co...................................      107,900       16,326,619
 American General Corp.................................       59,700        4,376,756
 American Greetings Corp. Class A......................       16,200          381,712
 American Home Products Corp...........................      314,100       16,333,200
 American International Group, Inc.....................      371,887       38,397,333
 *Amgen, Inc...........................................      245,300       11,168,816
 Anadarko Petroleum Corp...............................       30,600          921,825
 *Analog Devices, Inc..................................       41,500        2,383,656
 *Andrew Corp..........................................       19,693          275,087
 Anheuser-Busch Companies, Inc.........................      112,400        8,408,925
 Apache Corp...........................................       27,300          977,681
 *Apple Computer, Inc..................................       38,700        3,786,553
 *Applied Materials, Inc...............................       90,100        8,781,934
 Archer-Daniels Midland Co.............................      148,320        1,844,730
 Armstrong World Industries, Inc.......................        9,700          324,950
 Ashland, Inc..........................................       17,300          583,875
 Associates First Capital Corp. Class A................      174,810        5,812,432
 Atlantic Richfield Co.................................       77,500        7,469,062
 Autodesk, Inc.........................................       14,200          417,569
 Automatic Data Processing, Inc........................      148,500        7,332,187
 *Autozone, Inc........................................       35,800          986,737
 Avery Dennison Corp...................................       27,200        1,615,000
 Avon Products, Inc....................................       62,800        2,288,275
 B B & T Corp..........................................       76,900        2,470,412
 *BMC Software, Inc....................................       57,600        4,195,800
 Baker Hughes, Inc.....................................       78,900        1,992,225
                                                               SHARES          VALUE+
                                                               ------          ------
 Ball Corp.............................................        7,400   $      275,187
 Bank of America Corp..................................      415,200       24,289,200
 Bank of New York Co., Inc.............................      176,900        7,053,887
 Bank One Corp.........................................      281,700        9,929,925
 Bard (C.R.), Inc......................................       12,300          668,044
 #Barrick Gold Corp....................................       93,600        1,684,800
 Bausch & Lomb, Inc....................................       14,000          767,375
 Baxter International, Inc.............................       69,900        4,722,619
 Bear Stearns Companies, Inc...........................       29,285        1,195,194
 Becton Dickinson & Co.................................       60,000        1,635,000
 *Bed Bath and Beyond, Inc.............................       33,500        1,047,922
 Bell Atlantic Corp....................................      372,938       23,611,637
 Bellsouth Corp........................................      452,900       20,918,319
 Bemis Co., Inc........................................       12,500          393,750
 *Best Buy Co., Inc....................................       49,100        3,068,750
 Bestfoods, Inc........................................       66,900        3,666,956
 *Bethlehem Steel Corp.................................       31,400          196,250
 Biomet, Inc...........................................       27,100          857,884
 Black & Decker Corp...................................       21,000          942,375
 Block (H.&R.), Inc....................................       23,400        1,006,200
 Boeing Co.............................................      230,700        9,415,444
 Boise Cascade Corp....................................       13,700          474,362
 *Boston Scientific Corp...............................       99,300        2,097,712
 Briggs & Stratton Corp................................        5,600          299,250
 Bristol Myers Squibb Co...............................      477,100       34,858,119
 Brown-Forman Corp. Class B............................       16,400        1,028,075
 Brunswick Corp........................................       22,100          482,056
 Burlington Northern Santa Fe Corp.....................      111,700        3,239,300
 Burlington Resources, Inc.............................       52,100        1,751,862
 *CBS Corp.............................................      183,370        9,535,240
 CIGNA Corp............................................       47,600        3,915,100
 CMS Energy Corp.......................................       28,400          944,300
 CSX Corp..............................................       52,400        1,863,475
 #CVS Corp.............................................       94,000        3,730,625
 *Cabletron Systems, Inc...............................       41,800          958,787
 Campbell Soup Co......................................      104,400        4,658,850
 Capital One Financial Corp............................       47,500        2,211,719
 Cardinal Health, Inc..................................       65,400        3,421,237
 Carnival Corp.........................................      147,200        6,495,200
 Carolina Power & Light Co.............................       38,400        1,156,800
 Caterpillar, Inc......................................       85,600        3,969,700
 *Cendant Corp.........................................      173,000        2,865,312
 *Centex Corp..........................................       14,300          339,625
 Central & South West Corp.............................       51,000        1,020,000
 CenturyTel, Inc.......................................       33,400        1,536,400
 *Ceridian Corp........................................       34,706          750,517
 Champion International Corp...........................       23,100        1,280,606
 Chase Manhattan Corp..................................      199,900       15,442,275
 Chevron Corp..........................................      157,700       13,966,306
 Chubb Corp............................................       42,300        2,265,694
 Cincinnati Financial Corp.............................       39,600        1,317,937
 Cinergy Corp..........................................       38,093          964,229
 Circuit City Stores, Inc. (Circuit City Group)........       48,300        2,342,550
 *Cisco Sytems, Inc....................................      781,100       69,639,947
 Citigroup, Inc........................................      811,400       43,714,175
 *Clear Channel Communications, Inc....................       80,900        6,502,337

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Clorox Co.............................................       56,600   $    2,522,237
 Coastal Corp..........................................       51,400        1,811,850
 Coca-Cola Co..........................................      593,100       39,923,044
 *Coca-Cola Enterprises, Inc...........................      102,000        2,161,125
 Colgate-Palmolive Co..................................      140,300        7,698,962
 Columbia Gas System, Inc..............................       19,600        1,229,900
 Columbia/HCA Healthcare Corp..........................      135,600        3,695,100
 Comcast Corp. Class A Special.........................      180,000        8,133,750
 Comerica, Inc.........................................       37,450        1,984,850
 Compaq Computer Corp..................................      408,624        9,985,749
 Computer Associates International, Inc................      128,900        8,378,500
 *Computer Sciences Corp...............................       38,400        2,505,600
 *Compuware Corp.......................................       85,800        2,903,794
 *#Comverse Tecnology, Inc.............................       16,900        2,042,787
 Conagra, Inc..........................................      117,300        2,829,862
 Conoco, Inc...........................................      150,600        3,943,837
 Conseco, Inc..........................................       78,500        1,589,625
 Consolidated Edison, Inc..............................       53,100        1,831,950
 Consolidated Natural Gas Co...........................       23,100        1,481,287
 *Consolidated Stores Corp.............................       26,400          415,800
 Constellation Energy Group............................       35,850        1,055,334
 Cooper Industries, Inc................................       22,700          974,681
 Cooper Tire & Rubber Co...............................       18,200          273,000
 Coors (Adolph) Co. Class B............................        8,800          437,800
 Corning, Inc..........................................       58,900        5,518,194
 *Costco Wholesale Corp................................       53,000        4,861,094
 Countrywide Credit Industries, Inc....................       27,100          762,187
 Crane Co..............................................       16,200          297,675
 Crown Cork & Seal Co., Inc............................       29,400          599,025
 Cummins Engine Co., Inc...............................       10,000          405,000
 DTE Energy Co.........................................       34,900        1,153,881
 *Dana Corp............................................       39,742        1,102,840
 Danaher Corp..........................................       34,200        1,680,075
 Darden Restaurants, Inc...............................       31,700          564,656
 Dayton-Hudson Corp....................................      106,000        7,479,625
 Deere & Co............................................       56,000        2,404,500
 *Dell Computer Corp...................................      610,500       26,270,578
 Delphi Automotive Systems Corp........................      135,700        2,137,275
 *Delta Air Lines, Inc.................................       33,600        1,654,800
 Deluxe Corp...........................................       18,200          476,612
 Dillards, Inc. Class A................................       25,600          483,200
 *Disney (Walt) Co.....................................      495,400       13,809,275
 Dollar General Corp...................................       53,900        1,320,550
 Dominion Resources, Inc. VA...........................       46,200        2,096,325
 Donnelley (R.R.) & Sons Co............................       30,700          736,800
 Dover Corp............................................       50,200        2,177,425
 Dow Chemical Co.......................................       52,900        6,195,912
 Dow Jones & Co., Inc..................................       21,800        1,321,625
 DuPont (E.I.) de Nemours & Co., Inc...................      250,561       14,892,719
 Duke Power Co.........................................       87,841        4,452,441
 Dun & Bradstreet......................................       38,600        1,042,200
 *EMC Corp. MA.........................................      243,587       20,354,739
 Eastern Enterprises...................................        6,400          363,200
 *Eastman Chemical Co..................................       18,750          728,906
 Eastman Kodak Co......................................       76,200        4,714,875
 Eaton Corp............................................       17,400        1,347,412
 Ecolab, Inc...........................................       31,200        1,080,300
 Edison International..................................       83,500        2,212,750
 *El Paso Energy Corp..................................       54,600        2,102,100
 Electronic Data Systems Corp..........................      118,300        7,608,169
 Emerson Electric Co...................................      104,500        5,956,500
                                                               SHARES          VALUE+
                                                               ------          ------
 Engelhard Corp........................................       30,174   $      507,300
 Enron Corp............................................      171,700        6,535,331
 Entergy Corp..........................................       59,200        1,631,700
 Equifax, Inc..........................................       34,500          853,875
 Exxon Corp............................................      583,400       46,270,912
 *FDX Corp.............................................       71,600        3,020,625
 *FMC Corp.............................................        7,600          368,600
 FPL Group, Inc........................................       43,200        1,890,000
 Fannie Mae............................................      246,500       16,423,062
 Federal Home Loan Mortgage Corp.......................      167,100        8,250,562
 *Federated Department Stores, Inc.....................       50,000        2,353,125
 Fifth Third Bancorp...................................       72,700        5,086,728
 First Data Corp.......................................      103,000        4,454,750
 First Union Corp......................................      229,800        8,890,387
 Firstar Corp..........................................      236,500        6,149,000
 FirstEnergy Corp......................................       56,200        1,310,162
 FleetBoston Financial Corp............................      221,212        8,364,579
 Fleetwood Enterprises, Inc............................        8,100          170,100
 Florida Progress Corp.................................       23,600        1,008,900
 Fluor Corp............................................       18,300          769,744
 *Ford Motor Co........................................      290,700       14,680,350
 Fort James Corp.......................................       53,000        1,523,750
 Fortune Brands, Inc...................................       40,000        1,367,500
 Foster Wheeler Corp...................................        9,750           99,328
 Franklin Resources, Inc...............................       60,500        1,901,969
 *Freeport McMoran Copper & Gold, Inc. Class B.........       39,300          621,431
 GPU, Inc..............................................       30,100          963,200
 GTE Corp..............................................      235,900       17,220,700
 Gannett Co., Inc......................................       67,100        4,801,844
 Gap, Inc..............................................      205,900        8,338,950
 *Gateway, Inc.........................................       75,400        5,758,675
 General Dynamics Corp.................................       48,100        2,480,156
 General Electric Co...................................      788,000      102,440,000
 *General Instrument Corp..............................       41,600        2,724,800
 General Mills, Inc....................................       73,600        2,773,800
 General Motors Corp...................................      154,900       11,152,800
 Genuine Parts Co......................................       42,975        1,106,606
 Georgia-Pacific Corp..................................       41,300        1,644,256
 Gillette Co...........................................      260,900       10,484,919
 *Global Crossing, Ltd.................................      184,805        8,044,793
 Golden West Financial Corp............................       13,200        1,332,375
 Goodrich (B.F.) Co....................................       26,400          595,650
 *Goodyear Tire & Rubber Co............................       37,500        1,265,625
 Grainger (W.W.), Inc..................................       22,400        1,055,600
 Great Atlantic & Pacific Tea Co., Inc.................        9,200          234,025
 Great Lakes Chemical Corp.............................       14,100          467,944
 Guidant Corp..........................................       72,700        3,635,000
 Halliburton Co........................................      106,200        4,108,612
 Harcourt General, Inc.................................       17,123          567,199
 *Harrahs Entertainment, Inc...........................       30,900          853,612
 Hartford Financial Services Group, Inc................       54,500        2,544,469
 Hasbro, Inc...........................................       46,798        1,009,082
 *Healthsouth Corp.....................................       99,500          565,906
 Heinz (H.J.) Co.......................................       86,100        3,605,437
 Helmerich & Payne, Inc................................       11,900          269,237
 Hercules, Inc.........................................       25,500          605,625
 Hershey Foods Corp....................................       33,600        1,650,600
 #Hewlett-Packard Co...................................      243,300       23,083,087
 Hilton Hotels Corp....................................       61,300          616,831
 Home Depot, Inc.......................................      356,244       28,165,541

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Homestake Mining Co...................................       62,400   $      514,800
 Honeywell, Inc........................................       31,000        3,470,062
 Household International, Inc..........................      115,100        4,553,644
 *Humana, Inc..........................................       40,200          281,400
 Huntington Bancshares, Inc............................       55,373        1,534,870
 IMS Health, Inc.......................................       75,300        1,774,256
 ITT Industries, Inc...................................       21,100          735,862
 *Ikon Office Solutions, Inc...........................       35,800          239,412
 Illinois Tool Works, Inc..............................       72,100        4,668,475
 Inco, Ltd.............................................       46,100          847,087
 Ingersoll-Rand Co.....................................       39,700        1,922,969
 Intel Corp............................................      795,100       60,924,537
 International Business Machines Corp..................      434,500       44,780,656
 International Flavors & Fragrances, Inc...............       25,500          938,719
 International Paper Co................................       99,500        5,192,656
 Interpublic Group of Companies, Inc...................       67,800        3,186,600
 Jefferson-Pilot Corp..................................       25,375        1,722,328
 Johnson & Johnson.....................................      323,200       33,532,000
 Johnson Controls, Inc.................................       20,500        1,117,250
 Jostens, Inc..........................................        8,100          148,837
 *K Mart Corp..........................................      118,700        1,179,581
 *KLA-Tencor Corp......................................       21,300        1,801,847
 Kansas City Southern Industries, Inc..................       26,500        1,578,406
 Kaufman & Broad Home Corp.............................       11,500          254,437
 Kellogg Co............................................       97,200        3,292,650
 Kerr-McGee Corp.......................................       20,842        1,193,204
 Keycorp...............................................      107,900        2,913,300
 Kimberly Clark Corp...................................      128,100        8,182,388
 Knight Ridder, Inc....................................       19,500        1,063,969
 *Kohls Corp...........................................       39,000        2,815,313
 *Kroger Co............................................      199,400        4,249,713
 *#LSI Logic Corp......................................       35,500        2,145,531
 Laidlaw, Inc..........................................       79,200          485,100
 *Leggett and Platt, Inc...............................       47,200        1,011,850
 Lehman Brothers Holdings, Inc.........................       28,900        2,207,238
 *Lexmark International Group, Inc.....................       31,000        2,573,000
 Lilly (Eli) & Co......................................      262,700       18,848,725
 Limited, Inc..........................................       51,300        2,177,044
 Lincoln National Corp.................................       47,800        1,992,663
 Liz Claiborne, Inc....................................       14,800          554,075
 *#Lockheed Martin Corp................................       95,014        1,888,403
 Loews Corp............................................       25,800        1,651,200
 Longs Drug Stores Corp................................        9,400          236,175
 *Louisiana-Pacific Corp...............................       25,800          316,050
 Lowe's Companies, Inc.................................       91,600        4,562,825
 Lucent Technologies, Inc..............................      736,000       53,774,000
 MBIA, Inc.............................................       23,900        1,195,000
 MBNA Corp.............................................      192,545        4,861,761
 *MCI Worldcom, Inc....................................      450,300       37,234,181
 MGIC Investment Corp..................................       26,100        1,474,650
 Mallinckrodt, Inc.....................................       17,100          568,575
 *Manor Care, Inc......................................       25,700          515,606
 Marriott International, Inc. Class A..................       59,900        1,950,494
 Marsh & McLennan Companies, Inc.......................       63,500        4,992,688
 Masco Corp............................................      106,400        2,686,600
 Mattel, Inc...........................................      101,100        1,446,994
 May Department Stores Co..............................       80,250        2,698,406
 Maytag Corp...........................................       21,000        1,001,438
 McDermott International, Inc..........................       14,300          122,444
 McDonalds Corp........................................      325,600       14,652,000
                                                               SHARES          VALUE+
                                                               ------          ------
 McGraw-Hill Companies, Inc............................       47,200   $    2,675,650
 McKesson HBOC, Inc....................................       67,700        1,582,488
 Mead Corp.............................................       24,600          877,913
 *Mediaone Group.......................................      145,700       11,546,725
 Medtronic, Inc........................................      281,800       10,954,975
 Mellon Financial Corp.................................      123,500        4,500,031
 Merck & Co., Inc......................................      563,500       44,234,750
 Meredith Corp.........................................       12,400          468,875
 Merrill Lynch & Co., Inc..............................       88,800        7,159,500
 *#Micron Technology, Inc..............................       60,200        4,040,925
 *Microsoft Corp.......................................    1,256,400      114,371,663
 Milacron, Inc.........................................        8,900          129,606
 Millipore Corp........................................       10,800          354,375
 Minnesota Mining & Manufacturing Co...................       96,600        9,231,338
 *Mirage Resorts, Inc..................................       47,800          612,438
 Mobil Corp............................................      188,000       19,610,750
 *Molex, Inc...........................................       37,200        1,882,088
 Monsanto Co...........................................      152,100        6,416,719
 Morgan (J.P.) & Co., Inc..............................       42,200        5,549,300
 Morgan Stanley Dean Witter Discover & Co..............      136,900       16,513,563
 Motorola, Inc.........................................      145,900       16,669,075
 Nabisco Group Holdings Corp...........................       78,300          905,344
 Nacco Industries, Inc. Class A........................        2,000           96,875
 National City Corp....................................      148,700        3,708,206
 *National Semiconductor Corp..........................       40,200        1,708,500
 National Service Industries, Inc......................        9,800          289,713
 *Navistar International Corp..........................       15,900          591,281
 *Network Appliance Corp...............................       17,600        2,070,750
 New Century Energies, Inc.............................       27,600          867,675
 New York Times Class A................................       41,800        1,606,688
 Newell Rubbermaid, Inc................................       67,833        2,225,770
 Newmont Mining Corp...................................       40,258          953,611
 *Nextel Communications Corp. Class A..................       86,900        8,613,963
 *Niagara Mohawk Holdings, Inc.........................       45,000          675,000
 Nicor, Inc............................................       11,300          391,969
 Nike, Inc. Class B....................................       67,700        3,114,200
 Nordstrom, Inc........................................       33,700          937,281
 Norfolk Southern Corp.................................       91,400        1,953,675
 *Nortel Networks Corp.................................      318,920       23,600,080
 Northern States Power Co. MN..........................       37,100          758,231
 Northern Trust Corp...................................       26,700        2,584,059
 Northrop Grumman Corp.................................       16,700          938,331
 *Novell, Inc..........................................       80,500        1,572,266
 Nucor Corp............................................       21,000        1,059,188
 Occidental Petroleum Corp.............................       83,800        1,838,363
 *Office Depot, Inc....................................       90,000        1,001,250
 Omnicom Group, Inc....................................       42,600        3,754,125
 Oneok, Inc............................................        7,600          204,725
 *Oracle Systems Corp..................................      345,943       23,448,449
 Owens Corning.........................................       13,200          207,900
 *Owens-Illinois, Inc..................................       37,500          897,656
 PE Corp. - PE Biosystems Group........................       24,600        2,007,975
 PECO Energy Co........................................       44,900        1,478,894
 PG&E Corp. (Holding Co.)..............................       92,200        2,062,975
 PNC Bank Corp.........................................       73,100        4,075,325
 PP&L Resources, Inc...................................       37,900          874,069
 PPG Industries, Inc...................................       41,700        2,442,056
 Paccar, Inc...........................................       18,720          770,445
 *Pactiv Corporation...................................       40,900          419,225

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Paine Webber Group, Inc...............................       35,000   $    1,371,563
 Pall Corp.............................................       29,800          698,438
 *Parametric Technology Corp...........................       64,800        1,466,100
 Parker-Hannifin Corp..................................       26,125        1,229,508
 Paychex, Inc..........................................       59,200        2,362,450
 Penney (J.C.) Co., Inc................................       63,400        1,414,613
 Peoples Energy Corp...................................        8,500          312,375
 *Peoplesoft, Inc......................................       58,500        1,098,703
 Pep Boys - Manny, Moe & Jack..........................       12,700          123,031
 Pepsico, Inc..........................................      351,500       12,148,719
 PerkinElmer, Inc......................................       11,000          452,375
 Pfizer, Inc...........................................      931,300       33,701,419
 Pharmacia & Upjohn, Inc...............................      121,480        6,643,438
 *Phelps Dodge Corp....................................       18,741          974,532
 Philip Morris Companies, Inc..........................      574,100       15,106,006
 Phillips Petroleum Co.................................       60,800        2,907,000
 *Pinnacle West Capital Corp...........................       20,400          677,025
 Pitney Bowes, Inc.....................................       64,300        3,082,381
 Placer Dome, Inc......................................       78,200          889,525
 Polaroid Corp.........................................       10,600          204,050
 Potlatch Corp.........................................        6,900          279,019
 Praxair, Inc..........................................       38,300        1,709,138
 *Price (T. Rowe) Associates, Inc......................       29,200        1,050,288
 Procter & Gamble Co...................................      319,400       34,495,200
 Progressive Corp......................................       17,500        1,409,844
 Providian Financial Corp..............................       33,900        2,682,338
 Public Service Enterprise Group, Inc..................       52,600        1,841,000
 Pulte Corp............................................       10,400          208,650
 *QUALCOMM, Inc........................................       38,600       13,984,056
 Quaker Oats Co........................................       32,200        2,101,050
 *Quintiles Transnational Corp.........................       27,600          609,788
 Ralston Purina Group..................................       77,600        2,303,750
 *Raytheon Co. Class B.................................       81,200        2,491,825
 *Reebok International, Ltd............................       13,500          121,500
 Regions Financial Corp................................       53,900        1,480,566
 Reliant Energy, Inc...................................       71,000        1,761,688
 Republic New York Corp................................       25,100        1,774,256
 Reynolds Metals Co....................................       15,300          957,206
 Rite Aid Corp.........................................       62,100          469,631
 Rockwell International Corp...........................       45,900        2,277,788
 Rohm & Haas Co........................................       52,400        1,919,150
 *Rowan Companies, Inc.................................       20,000          342,500
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      515,200       29,881,600
 Russell Corp..........................................        8,100          105,806
 Ryder System, Inc.....................................       16,700          376,794
 SBC Communications, Inc...............................      820,601       42,619,964
 SLM Holdings Corp.....................................       38,700        1,918,069
 Safeco Corp...........................................       31,600          749,513
 *Safeway, Inc.........................................      122,600        4,520,875
 *Saint Jude Medical, Inc..............................       20,350          540,547
 Saint Paul Companies, Inc.............................       54,442        1,643,468
 Sara Lee Corp.........................................      216,900        5,259,825
 Schering-Plough Corp..................................      352,900       18,042,013
 Schlumberger, Ltd.....................................      131,400        7,892,213
 Schwab (Charles) Corp.................................      196,400        7,450,925
 Scientific-Atlanta, Inc...............................       18,300        1,067,119
 *ScottishPower P.L.C..................................       41,412        1,446,832
 *Seagate Technology, Inc..............................       53,300        1,972,100
 #Seagram Co., Ltd.....................................      103,800        4,521,788
 *Sealed Air Corp......................................       19,992          939,624
 *Sears, Roebuck & Co..................................       91,500        3,128,156
                                                               SHARES          VALUE+
                                                               ------          ------
 Sempra Energy.........................................       57,645   $    1,066,433
 Service Corp. International...........................       65,300          493,831
 Shared Medical Systems Corp...........................        6,400          280,000
 Sherwin-Williams Co...................................       40,600          870,363
 Sigma-Aldrich Corp....................................       24,200          691,969
 *Silicon Graphics, Inc................................       45,300          427,519
 Snap-On, Inc..........................................       15,700          474,925
 *Solectron Corp.......................................       64,900        5,346,138
 Southern Co...........................................      164,100        3,835,838
 SouthTrust Corp.......................................       40,200        1,561,519
 Southwest Airlines Co.................................      121,050        1,974,628
 Springs Industries, Inc. Class A......................        4,250          170,000
 Sprint Corp...........................................      208,200       14,443,875
 *#Sprint Corp. (PCS Group)............................      105,700        9,697,975
 Stanley Works.........................................       21,400          666,075
 *Staples, Inc.........................................      111,700        2,617,969
 State Street Corp.....................................       38,800        2,849,375
 Summit Bancorp........................................       42,600        1,389,825
 *Sun Microsystems.....................................      185,880       24,576,821
 *Sunoco, Inc..........................................       21,700          554,706
 #Suntrust Banks, Inc..................................       77,100        5,387,363
 *Supervalu, Inc.......................................       33,400          649,213
 Synovus Financial Corp................................       65,250        1,305,000
 Sysco Corp............................................       79,400        3,022,163
 TJX Companies, Inc....................................       76,300        1,998,106
 TRW, Inc..............................................       29,200        1,523,875
 Tandy Corp............................................       46,560        3,567,660
 Tektronix, Inc........................................       11,250          382,500
 *Teledyne Technologies Inc............................        6,528           57,533
 *Tellabs, Inc.........................................       94,200        6,111,225
 Temple-Inland, Inc....................................       13,500          772,875
 *Tenet Healthcare Corp................................       74,500        1,662,281
 *Teradyne, Inc........................................       41,000        1,786,063
 Texaco, Inc...........................................      132,600        8,080,313
 Texas Instruments, Inc................................      188,600       18,117,388
 Texas Utilities Co....................................       66,300        2,374,369
 Textron, Inc..........................................       36,400        2,586,675
 *Thermo-Electron Corp.................................       37,900          568,500
 Thomas & Betts Corp...................................       13,600          557,600
 Time Warner, Inc......................................      311,000       19,184,813
 Times Mirror Co. Class A..............................       14,400          929,700
 Timken Co.............................................       14,900          284,963
 Torchmark Corp........................................       31,900        1,012,825
 *Tosco Corp...........................................       36,600          990,488
 *Toys R Us, Inc.......................................       59,400        1,039,500
 Tribune Co............................................       56,800        2,729,950
 *Tricon Global Restaurants, Inc.......................       36,860        1,529,690
 Tupperware Corp.......................................       13,800          245,813
 Tyco International, Ltd...............................      427,300       17,118,706
 U.S. Bancorp..........................................      175,900        6,013,581
 U.S. West, Inc........................................      121,000        7,509,563
 *USAir Group, Inc.....................................       17,200          480,525
 UST, Inc..............................................       41,900        1,115,588
 USX-Marathon Group, Inc...............................       74,300        1,964,306
 USX-US Steel Group....................................       21,220          537,131
 Unicom Corp., Inc.....................................       52,200        1,667,138
 Unilever NV...........................................      137,400        7,479,713
 Union Carbide Corp....................................       32,100        1,877,850
 Union Pacific Corp....................................       59,500        2,800,219
 Union Pacific Resources Group, Inc....................       60,576          791,274
 Union Planters Corp...................................       34,300        1,462,038
 *Unisys Corp..........................................       73,500        2,113,125

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 United Healthcare Corp................................       41,600   $    2,160,600
 United Technologies Corp..............................      115,700        6,537,050
 Unocal Corp...........................................       58,100        1,928,194
 UnumProvident Corp....................................       57,500        1,872,344
 VF Corp...............................................       28,500          851,438
 *Viacom, Inc. Class B.................................      167,300        8,323,175
 Vulcan Materials Co...................................       24,100          970,025
 *WR Grace & Co........................................       17,100          232,988
 Wachovia Corp.........................................       48,400        3,747,975
 Walgreen Co...........................................      241,100        7,022,038
 Wal-Mart Stores, Inc..................................    1,069,100       61,606,888
 Warner-Lambert Co.....................................      205,600       18,439,750
 Washington Mutual, Inc................................      139,300        4,039,700
 Waste Management, Inc.................................      148,700        2,416,375
 *Water Pik Technologies, Inc..........................        2,285           16,852
 *Watson Pharmaceuticals, Inc..........................       23,000          855,313
 *Wellpoint Health Networks, Inc.......................       15,800          909,488
 Wells Fargo Company...................................      396,100       18,418,650
 Wendy's International, Inc............................       29,200          644,225
 Westvaco Corp.........................................       24,050          726,009
 Weyerhaeuser Co.......................................       56,500        3,460,625
 Whirlpool Corp........................................       18,100        1,104,100
 Willamette Industries, Inc............................       26,900        1,112,988
 Williams Companies, Inc...............................      104,197        3,516,649
 Winn-Dixie Stores, Inc................................       35,800          937,513
 Worthington Industries, Inc...........................       22,000          350,625
                                                               SHARES          VALUE+
                                                               ------          ------
 Wrigley (Wm.) Jr. Co..................................       27,900   $    2,320,931
 Xerox Corp............................................      159,200        4,308,350
 *Xilinx, Inc..........................................       38,000        3,399,813
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,860,228,023)................................                 2,771,740,526
                                                                       --------------

TEMPORARY CASH
  INVESTMENTS -- (0.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $6,738,275) to be
   repurchased at $6,636,977.
   (Cost $6,636,000)...................................   $    6,636        6,636,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,866,864,023)++..............................                $2,778,376,526
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,880,188,558.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................         $2,778,377
Collateral for Securities Loaned............................             41,857
Receivables:
  Dividends and Interest....................................              3,602
  Fund Shares Sold..........................................                370
                                                                     ----------
    Total Assets............................................         $2,824,206
                                                                     ==========
LIABILITIES:
Payable for Collateral on Securities Loaned.................             41,857
Payable for Investment Securities Purchased.................              7,089
Accrued Expenses and Other Liabilities......................                198
                                                                     ----------
    Total Liabilities.......................................             49,144
                                                                     ----------
NET ASSETS                                                           $2,775,062
                                                                     ==========
Investments at Cost.........................................         $1,866,864
                                                                     ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $ 29,073
  Interest..................................................              443
  Income From Securities Lending............................              115
                                                                     --------
      Total Investment Income...............................           29,631
                                                                     --------

EXPENSES
  Investment Advisory Services..............................              558
  Accounting & Transfer Agent Fees..........................              335
  Custodian's Fee...........................................              206
  Legal Fees................................................               35
  Audit Fees................................................               30
  Shareholders' Reports.....................................               41
  Trustees' Fees and Expenses...............................                7
  Other.....................................................               89
                                                                     --------
      Total Expenses........................................            1,301
                                                                     --------
  NET INVESTMENT INCOME.....................................           28,330
                                                                     --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investment Securities................            8,219
  Change in Unrealized Appreciation of Investment
    Securities..............................................          351,120
                                                                     --------
  NET GAIN ON INVESTMENT SECURITIES.........................          359,339
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $387,669
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        1999              1998
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   28,330        $   17,285
  Net Realized Gain on Investment Securities................              8,219             1,283
  Change in Unrealized Appreciation of Investment
    Securities..............................................            351,120           265,133
                                                                     ----------        ----------
      Net Increase in Net Assets Resulting from
        Operations..........................................            387,669           283,701
                                                                     ----------        ----------

Transactions in Interest:
  Contributions.............................................          1,037,766           604,903
  Withdrawals...............................................           (207,547)         (153,923)
                                                                     ----------        ----------
      Net Increase From Transactions in Interest............            830,219           450,980
                                                                     ----------        ----------
      Total Increase........................................          1,217,888           734,681
NET ASSETS
  Beginning of Period.......................................          1,557,174           822,493
                                                                     ----------        ----------
  End of Period.............................................         $2,775,062        $1,557,174
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR          YEAR         YEAR        YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED      ENDED
                                                NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                                  1999          1998         1997        1996        1995
                                               -----------   -----------   ---------   ---------   --------
Net Asset Value, Beginning of Period (1).....         N/A           N/A         N/A    $  13.48    $ 10.11
                                               ----------    ----------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS (1)
  Net Investment Income......................          --            --          --        0.15       0.30
  Net Gains on Securities (Realized and
    Unrealized)..............................          --            --          --        1.41       3.36
                                               ----------    ----------    --------    --------    -------
    Total from Investment Operations.........          --            --          --        1.56       3.66
                                               ----------    ----------    --------    --------    -------
LESS DISTRIBUTIONS (1)
  Net Investment Income......................          --            --          --       (0.16)     (0.29)
  Net Realized Gains.........................          --            --          --       (0.08)        --
                                               ----------    ----------    --------    --------    -------
    Total Distributions......................          --            --          --       (0.24)     (0.29)
                                               ----------    ----------    --------    --------    -------
Net Asset Value, End of Period (1)...........         N/A           N/A         N/A    $  14.80    $ 13.48
                                               ==========    ==========    ========    ========    =======
Total Return (1).............................         N/A           N/A         N/A       11.60%#    36.77%

Net Assets, End of Period (thousands)........  $2,775,062    $1,557,174    $822,493    $466,441    $97,118
Ratio of Expenses to Average Net Assets......        0.06%         0.06%       0.07%       0.12%      0.02%
Ratio of Expenses to Average of Net Assets
  (Excluding Waivers and Assumption of
  Expenses)..................................        0.06%         0.06%       0.07%       0.12%      0.18%
Ratio of Net Investment Income to Average....        1.27%         1.47%       1.75%       2.12%      2.61%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Assumption of
  Expenses)..................................        1.27%         1.47%       1.75%       2.12%      2.45%
Portfolio Turnover Rate......................        4.27%         9.31%       4.28%      14.09%      2.38%

-----------------------------------------------------------------
(1)  These items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the series
     has reorganized as a partnership, and these items are no
     longer applicable.
  #  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The U.S. Large Company Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................         $948,623
Sales..................................................           94,589

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         $967,285
Gross Unrealized Depreciation..........................          (69,097)
                                                                --------
  Net..................................................         $898,188
                                                                ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the year ended November 30, 1999 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST       MAXIMUM
   AVERAGE        AVERAGE         DAYS       EXPENSE    AMOUNT BORROWED
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED    DURING PERIOD
-------------   ------------   -----------   --------   ---------------
    5.44%        $3,228,313        12         $7,810      $12,530,000

There were no outstanding borrowings under the line of credit at November 30,
1999

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $40,344,278, the related collateral cash received was $41,857,494 and the value of collateral on overnight repurchase agreements was $42,740,894.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000